Capital Private Client Services Funds
6455 Irvine Center Drive
Irvine, CA 92618

January 5, 2012

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U.S. Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re:           Capital Private Client Services Funds
    File Nos. 333-163115 and 811-22349

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 30, 2011 of Registrant’s Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940.

Sincerely,

/s/ Courtney R. Taylor
Courtney R. Taylor
Secretary

Enclosure